INVESTMENT IN A JOINT VENTURE	12 Months Ended
Dec. 31, 2017
INVESTMENT IN A JOINT VENTURE [abstract]
Disclosure of investment in a joint venture

16.       INVESTMENT IN A JOINT VENTURE

Particulars of the joint venture at the end of the reporting period are as follows:

Name of entity	Place of establishment	Nominal value of ordinary shares issued and paid- up/registered capital	Percentage of equity attributable to the Group	Principal activities
Bridas Corporation	British Virgin Islands	US$ 102,325,582	50%	Investment holding

16.       INVESTMENT IN A JOINT VENTURE (continued)

Summarized financial information of the joint venture is disclosed below:

	2016		2017

Current assets		9,201	11,614

Non-current assets		66,992	63,660

Current liabilities		(6,866)	(6,630)

Non-current liabilities		(16,727)	(18,486)

	2015	2016	2017
Revenue	31,231	28,371	29,879
Depreciation, depletion and amortization	(3,535)	(3,988)	(3,742)
Interest income	288	388	313
Finance costs	(799)	(704)	(550)

Profit before tax	4,194	1,226	2,215
Income tax expense	(900)	(160)	(1,109)
Profit after tax	3,294	1,066	1,106
Total comprehensive income	3,294	1,066	1,106

Dividend of US$36 million (equivalent to RMB243 million) was received from the joint venture in 2017, no dividend was received from the joint venture in 2016and dividend of US$5 million (equivalent to RMB32 million) was received from the joint venture in 2015.